UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premium Income Municipal Fund, Inc. (NPI)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.0%

$4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%,	6/10 at 102.00	A-	$ 4,117,554
	12/01/16

5,020	DCH Health Care Authority, Alabama, Health Care Facilities Revenue Bonds, Series 2002,	6/12 at 101.00	A+	5,135,410
	5.250%, 6/01/18

	Alaska - 0.9%

	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 - FGIC Insured	9/13 at 100.00	AAA	2,165,840
2,035	5.250%, 9/01/18 - FGIC Insured	9/13 at 100.00	AAA	2,194,137

5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	BBB	4,355,550
	Series 2000, 6.500%, 6/01/31

	Arizona - 1.8%

5,000	Arizona School Facilities Board, Certificates of Participation, Series 2003B, 5.250%, 9/01/18 -	9/13 at 100.00	AAA	5,387,100
	FGIC Insured

6,775	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/05 at 101.50	AAA	7,137,462
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured

4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 - AMBAC	6/12 at 100.00	AAA	4,367,640
	Insured

	Arkansas - 1.2%

3,500	Arkansas Development Finance Authority, Drivers License Revenue Bonds, Arkansas State Police	6/07 at 100.00	AAA	3,737,440
	Headquarters and Wireless Data Equipment, Series 1997, 5.400%, 6/01/18 - FGIC Insured

480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25 -	12/10 at 100.00	AAA	515,770
	AMBAC Insured

1,000	Sebastian County Community Junior College District, Arkansas, General Obligation Improvement	4/09 at 100.00	AAA	1,131,550
	Bonds, Series 1999, 5.950%, 4/01/29 (Pre-refunded to 4/01/09) - AMBAC Insured

5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium, Series	9/09 at 100.00	Aaa	5,447,195
	1999, 5.050%, 9/15/20 - AMBAC Insured

	California - 16.0%

9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	4,052,692
	2004A, 0.000%, 10/01/20 - AMBAC Insured

	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West,
	Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,491,986
7,000	5.000%, 3/01/33	3/13 at 100.00	A	6,579,650

5,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series	No Opt. Call	BBB+	5,491,255
	2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

	California, General Obligation Bonds, Series 2004:
5,000	5.000%, 4/01/10	No Opt. Call	A3	5,394,400
2,000	5.125%, 2/01/25	2/14 at 100.00	A3	2,019,480
10,000	5.125%, 2/01/26	2/14 at 100.00	A3	10,044,800

4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2	4,468,840
	5/01/15

4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	4,416,320

23,725	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	12/04 at 101.00	Aa2	24,015,631
	California Projects, Series 1993A, 5.500%, 6/01/21

11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	Baa1	11,994,035
	1993E, 5.500%, 6/01/15

3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	3,682,286
	Company, Series 1996A, 5.300%, 7/01/21

1,170	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16	No Opt. Call	AAA	1,644,400

4,750	North Orange County Community College District, California, General Obligation Bonds, Series	8/14 at 100.00	AAA	4,984,508
	2003B, 5.000%, 8/01/20 - FGIC Insured

20,000	Pomona, California, Single Family Mortgage Revenue Bonds, GNMA/FNMA Collateralized	No Opt. Call	AAA	26,040,400
	Securities Program, Series 1990A, 7.600%, 5/01/23

5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	5,197,800
	Center, Series 2004, 5.875%, 7/01/26

3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%,	8/13 at 100.00	AAA	3,829,167
	8/15/22 - MBIA Insured

	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Refunding Bonds,
	Series 1995A:
6,675	5.750%, 10/01/15 - FSA Insured	10/05 at 102.00	AAA	7,079,839
10,000	5.750%, 10/01/25 - FSA Insured	10/05 at 102.00	AAA	10,532,600

	San Joaquin Hills Transportation Corridor Agency, California, Toll Road Refunding Revenue Bonds,
	Series 1997A:
10,000	0.000%, 1/15/31 - MBIA Insured	No Opt. Call	AAA	2,275,000
9,025	0.000%, 1/15/36 - MBIA Insured	No Opt. Call	AAA	1,528,564

	Colorado - 5.2%

2,500	Centennial Water and Sanitation District, Colorado, Water and Sewer Revenue Bonds, Series 2004,	12/14 at 100.00	AAA	2,607,525
	5.000%, 12/01/21 - FGIC Insured

1,270	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/10 at 105.00	AA	1,281,760
	7.250%, 10/01/31 (Alternative Minimum Tax)

1,060	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 1997B-2,	5/07 at 105.00	Aa2	1,073,208
	7.000%, 5/01/26 (Alternative Minimum Tax)

760	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 1997C-2,	11/07 at 105.00	Aa2	768,816
	6.875%, 11/01/28 (Alternative Minimum Tax)

9,450	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	11,394,432
	(Alternative Minimum Tax)

19,810	Denver City and County, Colorado, Excise Tax Revenue Bonds, Series 2001A, Colorado Convention	3/11 at 100.00	AAA	21,658,669
	Center Project, 5.500%, 9/01/18 - FSA Insured

8,315	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Project,	10/04 at 100.00	N/R	6,111,525
	Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)#

167	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	170,349
	Bonds, Series 1992A-2, 8.750%, 6/01/11

4,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	4,046,440
	5.250%, 6/15/41 - FSA Insured

	Connecticut - 0.2%

1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,199,177

	District of Columbia - 4.6%

9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 - MBIA Insured	No Opt. Call	AAA	11,195,844

10,965	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/04 at 103.00	AAA	11,316,757
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)

10,350	District of Columbia, Revenue Bonds, Association of American Medical Colleges Issue,	8/07 at 102.00	AAA	10,520,879
	Series 1997A, 5.375%, 2/15/27 - AMBAC Insured

	District of Columbia, University Revenue Bonds, Georgetown University Issue, Series 2001A:
14,105	0.000%, 4/01/24 - MBIA Insured	4/11 at 47.66	AAA	4,574,252
7,625	0.000%, 4/01/25 - MBIA Insured	4/11 at 44.82	AAA	2,311,900
16,665	0.000%, 4/01/32 - MBIA Insured	4/11 at 29.23	AAA	3,244,342

	Florida - 1.5%

8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series	10/13 at 100.00	AAA	8,554,800
	2003A, 5.375%, 10/01/16 (Alternative Minimum Tax) - MBIA Insured

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A	5,362,650
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30

	Georgia - 1.9%

2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	2,750,318
	Building Project, Series 2004, 5.250%, 5/01/24 - MBIA Insured

6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.250%,	1/14 at 100.00	AAA	6,428,193
	1/01/20 - FSA Insured

4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,761,965
	1992P, 6.250%, 7/01/20 - AMBAC Insured

2,750	Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage Revenue Refunding Bonds,	5/08 at 103.00	Aaa	2,910,573
	Plantation Oak Project, Series 2000, 6.350%, 11/20/39

	Hawaii - 1.1%

10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	10,619,000

	Idaho - 0.5%

5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%, 9/01/25	9/10 at 100.00	Aaa	5,138,800
	(Alternative Minimum Tax) - FGIC Insured

	Illinois - 10.0%

9,220	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	12/07 at 102.00	AAA	9,387,896
	General Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC
	Insured

	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax
	General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 - FGIC Insured	No Opt. Call	AAA	4,957,953
10,000	0.000%, 12/01/20 - FGIC Insured	No Opt. Call	AAA	4,372,900
9,900	0.000%, 12/01/24 - FGIC Insured	No Opt. Call	AAA	3,309,075

	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax
	General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 - FGIC Insured	No Opt. Call	AAA	6,149,700
10,000	0.000%, 12/01/23 - FGIC Insured	No Opt. Call	AAA	3,589,200

9,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	2,441,250
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

4,530	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O'Hare International	1/05 at 101.00	AAA	4,629,026
	Airport, Series 1993C, 5.000%, 1/01/18 - MBIA Insured

465	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	3/06 at 105.00	Aaa	467,144
	1996A, 7.000%, 9/01/27 (Alternative Minimum Tax)

980	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	9/07 at 105.00	Aaa	984,841
	1997B, 6.950%, 9/01/28 (Alternative Minimum Tax)

8,740	Illinois Development Finance Authority, Pollution Control Refunding Revenue Bonds, Illinois Power	8/04 at 102.00	AAA	8,938,398
	Company Project, Series 1994A, 5.700%, 2/01/24 - MBIA Insured

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,000	5.250%, 11/15/22	5/14 at 100.00	A	999,330
3,000	5.250%, 11/15/23	5/14 at 100.00	A	2,976,390

1,500	Illinois Health Facilities Authority, Revenue Bonds, Highland Park Hospital Project, Series 1997A,	10/07 at 102.00	AAA	1,675,575
	5.750%, 10/01/26 (Pre-refunded to 10/01/07) - MBIA Insured

9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%,	8/07 at 101.00	AAA	9,906,711
	8/01/27 - AMBAC Insured

10,040	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	AAA	6,083,738
	Series 1992A, 0.000%, 6/15/15 - FGIC Insured

9,200	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/09 at 101.00	AAA	9,804,348
	Series 1999A, 5.500%, 12/15/24 - FGIC Insured

3,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Hospitality Facilities	No Opt. Call	AAA	3,836,790
	Revenue Bonds, Series 1996A, 7.000%, 7/01/26

4,925	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	5,526,835
	General Obligation Bonds, Series 1992A, 9.000%, 6/01/06 - AMBAC Insured

785	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	880,927
	General Obligation Bonds, Series 1992B, 9.000%, 6/01/06 - AMBAC Insured

3,000	Upper Illinois River Valley Development Authority, Health Care Facilities Revenue Bonds, Series	12/11 at 101.00	BBB+	3,122,760
	2001, Morris Hospital, 6.625%, 12/01/31

	Indiana - 3.8%

5,000	Center Grove 2000 Building Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	7/11 at 100.00	AAA	5,248,550
	1/15/26 - AMBAC Insured

4,565	Indiana State Office Building Commission, Correctional Facilities Program Revenue Bonds, Series	7/05 at 102.00	AAA	4,820,001
	1995A, 5.500%, 7/01/20 (Pre-refunded to 7/01/05) - AMBAC Insured

7,070	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	7,873,930
	(Pre-refunded to 6/01/13) - FSA Insured

8,000	Steuben County Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 1995,	7/05 at 102.00	AAA	8,524,400
	6.375%, 7/15/16 (Pre-refunded to 7/15/05) - MBIA Insured

7,965	Wawasee Community School Corporation, Indiana, New Elementary and Remodeling Building	1/12 at 101.00	AA-	8,683,841
	Corporation, First Mortgage Bonds, Series 2000, 5.750%, 1/15/20

	Iowa - 1.3%

	Des Moines, Iowa, General Obligation Bonds, Series 2000D:
1,215	5.750%, 6/01/17 - MBIA Insured	6/08 at 100.00	AAA	1,325,128
1,410	5.800%, 6/01/18 - MBIA Insured	6/08 at 100.00	AAA	1,540,326

3,000	Iowa Financing Authority, Private College Revenue Refunding Bonds, Drake University Project,	12/05 at 102.00	AAA	3,176,400
	Series 1996, 5.400%, 12/01/16 - MBIA Insured

4,585	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AAA	6,292,225
	Corporation Project, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax)

	Kansas - 1.4%

6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AA+	6,243,120

6,160	Sedgwick and Shawnee Counties, Kansas, Single Family Revenue Bonds, GNMA Mortgage-Backed	6/08 at 105.00	Aaa	6,548,326
	Securities Program, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

	Kentucky - 0.4%

	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 - AMBAC Insured	6/14 at 100.00	Aaa	1,270,839
1,270	5.000%, 6/01/20 - AMBAC Insured	6/14 at 100.00	Aaa	1,326,617
1,335	5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	Aaa	1,385,890

	Louisiana - 2.8%

2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,115,960
	Bonds, Series 2002, 5.250%, 12/01/19 - AMBAC Insured

1,025	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A,	9/09 at 101.00	Aaa	1,055,719
	7.450%, 12/01/31 (Alternative Minimum Tax)

11,860	Louisiana Stadium and Exposition District, Hotel Occupancy Tax Bonds, Series 1995B, 6.375%,	7/05 at 102.00	AAA	12,541,594
	7/01/25 (Pre-refunded to 7/01/05) - FGIC Insured

7,660	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	9,695,722
	Corporation Project, Series 1994, 11.000%, 2/01/14

	Maryland - 0.4%

3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,761,280
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

	Massachusetts - 8.8%

10,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	10,209,500

13,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000B, 6.000%, 6/01/16	6/10 at 100.00	AAA	14,917,110
	(Pre-refunded to 6/01/10)

4,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/22 (Pre-refunded	10/13 at 100.00	Aa2***	4,426,360
	to 10/01/13)

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
11,400	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	12,499,416
1,850	5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured	1/13 at 100.00	AAA	2,028,414

2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,761,946
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

14,750	Massachusetts Industrial Finance Agency, General Obligation Bonds, Suffolk University, Series 1997,	7/07 at 102.00	AAA	15,039,100
	5.250%, 7/01/27 - AMBAC Insured

8,750	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AAA	9,040,762
	5.850%, 7/01/35 (Alternative Minimum Tax) - AMBAC Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
7,000	5.250%, 1/01/22 - FGIC Insured	1/14 at 100.00	AAA	7,407,470
3,820	5.250%, 1/01/24 - FGIC Insured	1/14 at 100.00	AAA	3,994,536

	Michigan - 5.4%

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 - XLCA Insured	4/13 at 100.00	AAA	3,704,356
1,275	5.250%, 4/01/23 - XLCA Insured	4/13 at 100.00	AAA	1,319,332

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1995A:
2,700	5.000%, 7/01/25 (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 100.00	AAA	2,785,320
1,270	5.000%, 7/01/25 - MBIA Insured	7/05 at 100.00	AAA	1,272,032
6,580	5.000%, 7/01/25 (Pre-refunded to 7/01/05) - MBIA Insured	7/05 at 100.00	AAA	6,787,928

10,510	Hudsonville Public Schools, Counties of Ottawa and Allegan, Michigan, School Building and Site and	5/08 at 100.00	AAA	10,894,035
	Refunding Bonds, General Obligation Unlimited Tax, Series 1997, 5.150%, 5/01/22 - FGIC Insured

10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003-II,	10/13 at 100.00	AAA	10,247,800
	5.000%, 10/15/23 - MBIA Insured

6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue	7/07 at 102.00	AAA	6,732,528
	Refunding Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29

6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	AAA	6,803,625
	5.500%, 12/01/19 (Alternative Minimum Tax) - FGIC Insured

	Minnesota - 4.1%

2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A-	2,026,760
	Benedictine Health System-St. Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22

	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	A1	1,075,090
2,000	6.200%, 2/20/43	8/11 at 105.00	A1	2,147,600

430	Minneapolis-St. Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds,	11/04 at 102.00	AAA	433,234
	FNMA/GNMA Mortgage-Backed Securities Program, Series 1994, 7.500%, 11/01/27
	(Alternative Minimum Tax)

3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/08 at 101.00	AAA	3,055,440
	1998A, 5.000%, 1/01/22 - AMBAC Insured

5,000	Minnesota Agricultural and Economic Development Board, Health Care System Revenue Bonds, Fairview	11/07 at 102.00	AAA	5,349,500
	Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 - MBIA Insured

19,460	Housing and Redevelopment Authority of St. Paul, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	23,948,644
	Civic Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

	Missouri - 3.2%

2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services,	2/14 at 100.00	N/R	1,984,340
	Heisinger Project, Series 2004, 5.250%, 2/01/24

1,745	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	1,754,039
	Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
3,000	5.250%, 6/01/21 - AMBAC Insured	6/11 at 101.00	AAA	3,135,930
4,150	5.250%, 6/01/28 - AMBAC Insured	6/11 at 101.00	AAA	4,226,526

6,280	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	3/09 at 103.00	AAA	6,582,884
	Homeownership Loan Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

11,120	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding Bonds,	No Opt. Call	AAA	12,396,910
	Series 1994A, 7.800%, 3/01/08 - FGIC Insured

	Nevada - 9.3%

15,000	Clark County, Nevada, General Obligation Bond Bank, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	15,375,300
	Series 2001, 5.250%, 6/01/26 - FGIC Insured

14,810	Clark County School District, Nevada, General Obligation Bonds, Series 2001F, 5.500%, 6/15/18 -	12/11 at 100.00	AAA	16,313,363
	FSA Insured

10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18 -	6/12 at 100.00	AAA	11,467,240
	MBIA Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier Series 2000:
6,425	0.000%, 1/01/29 - AMBAC Insured	No Opt. Call	AAA	1,598,026
12,000	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	12,267,960

29,410	Nevada, Colorado River Commission, General Obligation Limited Tax Bonds, Series 1994, 5.500%,	1/05 at 101.00	AA	29,765,273
	7/01/27

	New Hampshire - 0.6%

4,660	New Hampshire Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1993B,	1/05 at 101.00	Aa2	4,700,029
	6.050%, 7/01/25

1,075	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Revenue Bonds,	7/06 at 102.00	Aa2	1,104,186
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)

	New Jersey - 7.5%

10,150	Delaware River Port Authority, New Jersey and Pennsylvania, Port District Project Bonds,	1/10 at 100.00	AAA	10,700,841
	Series 1999B, 5.625%, 1/01/26 - FSA Insured

10,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue	10/10 at 100.00	Aaa	11,153,800
	Bonds, County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 - FGIC Insured

13,230	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/07 at 101.50	AAA	13,648,730
	1997U, 5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,000	5.500%, 6/15/19	6/13 at 100.00	A+	5,452,000
5,410	5.500%, 6/15/20	6/13 at 100.00	A+	5,882,401
9,250	5.500%, 6/15/23	6/13 at 100.00	A+	9,916,647

	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14	No Opt. Call	AAA	4,569,549
7,585	6.000%, 1/01/14 - MBIA Insured	No Opt. Call	AAA	8,807,626

	New Mexico - 0.9%

1,690	Mew Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	1,825,808
	6.850%, 9/01/31 (Alternative Minimum Tax)

5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AAA	6,494,294
	1997, 6.000%, 2/01/27 - FSA Insured

	New York - 15.2%

13,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	BBB	12,191,270
	Asset-Backed Bonds, Series 2000, 6.250%, 7/15/40

14,580	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	A-	14,728,424
	5.250%, 12/01/26

3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	3,146,370
	2002A, 5.125%, 11/15/21 - FGIC Insured

2,000	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000,	6/10 at 101.00	BBB	1,949,160
	6.500%, 6/01/35

	New York City, New York, General Obligation Bonds, Fiscal Series 1997G:
950	6.000%, 10/15/26 (Pre-refunded to 10/15/07)	10/07 at 101.00	Aaa	1,064,295
5,050	6.000%, 10/15/26	10/07 at 101.00	A	5,388,300

8,270	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/14	No Opt. Call	A	8,791,258

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	A	5,329,000

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
755	5.750%, 2/01/07 (Pre-refunded to 2/01/06)	2/06 at 101.50	A***	809,987
9,245	5.750%, 2/01/07	2/06 at 101.50	A	9,812,088

12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A	12,984,500

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue
	Bonds, Fiscal Series 1996B:
5,630	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	6,086,199
10,370	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	11,132,299

	New York City Industrial Development Agency, New York, Civic Facilities Revenue Bonds, United
	Jewish Appeal-Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa2	2,346,537
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa2	2,189,626
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa2	2,572,799
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa2	1,439,678

	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 1996:
1,160	5.500%, 7/01/25 (Pre-refunded to 7/01/06) - MBIA Insured	7/06 at 102.00	AAA	1,261,512
840	5.500%, 7/01/25 - MBIA Insured	7/06 at 102.00	AAA	885,410

1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	2,094,850
	Community Colleges, Series 2004B, 5.250%, 7/01/20

3,530	New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home FHA-Insured	8/04 at 102.00	AAA	3,583,127
	Mortgage Revenue Bonds, Series 1993B, 5.500%, 2/15/22

14,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	No Opt. Call	AA-	15,289,820
	and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

7,400	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	7,871,232
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	AA-	9,790,840
	Series 2002B, 5.000%, 11/15/22

	North Carolina - 1.0%

	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,061,581
3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,625,711

	North Dakota - 1.2%

9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	AA	11,500,870
	1990, 7.625%, 2/15/20 - RAAI Insured

	Ohio - 1.8%

4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children's Hospital Project,	5/11 at 101.00	Aaa	4,418,881
	Series 2001, 5.500%, 5/01/28 - AMBAC Insured

2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,898,867

2,000	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A-	2,137,460
	Obligated Group, Series 2000A, 6.125%, 11/15/16

7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity Health	10/10 at 100.00	A3	7,366,940
	System, Series 2000, 6.500%, 10/01/30

	Oregon - 0.3%

2,500	Oregon Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AA+	2,611,325
	5.000%, 11/15/21

	Pennsylvania - 3.3%

	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,438,611
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,083,676

8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	4/08 at 103.00	N/R	7,503,059
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)

5,295	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 1995B, 5.500%,	9/05 at 101.00	AAA	5,569,652
	9/01/25 (Pre-refunded to 9/01/05) - AMBAC Insured

14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	14,576,380
	District Project, Series 2003, 5.250%, 6/01/24 - FSA Insured

	Puerto Rico - 0.6%

5,770	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 1995X, 5.500%, 7/01/25	7/05 at 100.00	A-	5,896,017

	Rhode Island - 1.3%

1,380	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/10 at 101.00	Aaa	1,530,737
	Building Projects, Series 1999A, 5.625%, 4/01/15 - AMBAC Insured

10,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bonds,	10/09 at 100.00	AA+	10,200,500
	Series 35-A, 5.800%, 10/01/32 (Alternative Minimum Tax)

	South Carolina - 4.9%

8,610	Dorchester County School District No. 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	8,719,003
	Series 2004, 5.250%, 12/01/24

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
5,090	5.250%, 12/01/18	12/13 at 100.00	AA-	5,346,383
3,595	5.250%, 12/01/20	12/13 at 100.00	AA-	3,737,290
1,865	5.250%, 12/01/21	12/13 at 100.00	AA-	1,926,004

	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds,
	Series 2004:
1,805	6.000%, 5/01/19	5/14 at 100.00	A	1,953,245
2,400	5.500%, 5/01/24	5/14 at 100.00	A	2,434,512

15,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	8/13 at 100.00	BBB	15,589,800
	Alliance, Series 2003C, 6.375%, 8/01/34

7,500	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-	5/11 at 101.00	BBB	6,506,025
	Backed Bonds, Series 2001B, 6.375%, 5/15/28

	South Dakota - 0.2%

2,045	South Dakota State University, Housing and Auxiliary Facilities Revenue Bonds, Series 2004,	4/14 at 100.00	AAA	2,131,667
	5.000%, 4/01/20 - MBIA Insured

	Tennessee - 0.4%

4,000	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA	4,171,440
	7/01/34 (Alternative Minimum Tax)

	Texas - 15.4%

10,205	Alliance Airport Authority Inc., Texas, Special Facilities Revenue Bonds, American Airlines Inc.	12/04 at 100.00	CCC	7,008,590
	Project, Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

3,289	Austin Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, GNMA Collateralized	12/10 at 105.00	Aaa	3,666,807
	Mortgage Loan, Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

3,000	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC, Series	10/13 at 101.00	BBB	3,121,830
	2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
4,850	6.000%, 2/15/16 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	5,533,220
175	6.000%, 2/15/16	2/10 at 100.00	AAA	196,254

865	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue	9/10 at 105.00	AAA	920,957
	Bonds, Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)

20,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	20,127,200
	2001B, 5.250%, 11/15/40 - MBIA Insured

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
3,460	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	3,808,180
5,940	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	6,740,950

19,125	Harris County, Texas, Hospital District, Refunding Revenue Bonds, Series 2000, 6.000%, 2/15/15 -	8/10 at 100.00	AAA	21,437,213
	MBIA Insured

1,343	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Multifamily	9/10 at 105.00	Aaa	1,443,671
	Housing Revenue Bonds, Parkside Village Project, Series 2000A, 7.400%, 9/20/35
	(Alternative Minimum Tax)

6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 -	3/11 at 100.00	AAA	6,570,900
	FSA Insured

9,250	Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000B, 5.500%, 7/01/30 -	7/10 at 100.00	AAA	9,651,913
	FSA Insured

5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	5,203,500
	5/15/25 - MBIA Insured

3,400	Lower Colorado River Authority, Texas, Improvement and Revenue Refunding Bonds, Series 2003,	5/13 at 100.00	AAA	3,534,402
	5.250%, 5/15/24 - AMBAC Insured

1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	1,573,312
	Corporation, Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A	4,316,000
	Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30

12,020	Tarrant County Health Facilities Development Corporation, Texas, Mortgage Revenue Bonds,	12/10 at 105.00	Aaa	13,943,681
	GNMA Collateralized Mortgage Loan - Eastview Nursing Home, Ebony Lake Nursing Center, Ft.
	Stockton Nursing Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000-A1,
	7.625%, 12/20/32

5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,373,100
	1999, 5.250%, 3/01/17 - FSA Insured

10,000	Board of Regents of the Texas A&M University, Financing System Revenue Bonds, Series 1999,	5/09 at 100.00	AAA	10,472,300
	5.550%, 5/15/29 - MBIA Insured

25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A,	No Opt. Call	AAA	8,509,750
	0.000%, 8/15/24 - AMBAC Insured

	Utah - 0.3%

2,305	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	7/07 at 101.50	AAA	2,356,793
	(Alternative Minimum Tax)

	Vermont - 0.4%

3,620	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 1997-9, 5.900%, 5/01/29	6/07 at 101.50	AAA	3,719,514
	(Alternative Minimum Tax) - MBIA Insured

	Virginia - 0.5%

4,900	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	4,577,188
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

	Washington - 7.7%

	Public Utility District No. 1 of Chelan County, Washington, Chelan Hydro Consolidated System
	Revenue Bonds, Series 1997A:
11,820	5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09) (Mandatory put 7/01/24)	7/07 at 102.00	AA	12,050,254
8,000	5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09) (Mandatory put 7/01/27)	7/07 at 102.00	AA	8,101,200

3,125	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series	6/14 at 100.00	Aaa	3,385,125
	2004A, 5.375%, 12/01/20 - MBIA Insured

5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	5,129,650
	5.250%, 12/01/26 - MBIA Insured

4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services, Series	11/08 at 101.00	Aaa	4,850,748
	1998, 5.125%, 11/15/22 - AMBAC Insured

14,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series	7/08 at 102.00	Aaa	15,413,500
	1998A, 5.000%, 7/01/12

	Washington Public Power Supply System, Nuclear Project 3 Revenue Refunding Bonds, Series 1997A:
5,220	5.250%, 7/01/14 - FSA Insured	7/07 at 102.00	AAA	5,642,611
9,350	5.250%, 7/01/15	7/07 at 102.00	Aaa	9,794,312

7,775	Washington Public Power Supply System, Nuclear Project 3 Revenue Refunding Bonds, Series	7/08 at 102.00	Aaa	8,084,989
	1998A, 5.125%, 7/01/18

	Wisconsin - 2.8%

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
1,000	5.125%, 8/01/22 - AMBAC Insured	8/13 at 100.00	AAA	1,037,370
1,345	5.125%, 8/01/23	8/13 at 100.00	AAA	1,388,269

	Wisconsin, General Obligation Bonds, Series 2004-3:
1,720	5.250%, 5/01/19 - FGIC Insured	5/14 at 100.00	AAA	1,852,492
1,265	5.250%, 5/01/21 - FGIC Insured	5/14 at 100.00	AAA	1,346,855

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc.,	7/11 at 100.00	A-	1,047,720
	Series 2001, 6.000%, 7/01/21

2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series	10/11 at 100.00	BBB	2,231,786
	2001, 6.125%, 10/01/16

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A	1,961,260
	Services Inc., Series 2003A, 5.250%, 8/15/25

9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,337,410
	Series 2003, 6.400%, 4/15/33

6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	6,235,631
	Christian Charity HealthCare Ministry, Series 2003A, 6.000%, 9/01/22

$1,471,879	Total Long-Term Investments (cost $1,386,804,011) - 153.1%			1,434,333,294

	Short-Term Investments - 0.0%

85	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,		VMIG-1	85,000
	Variable Rate Demand Obligations, Series 2003, 1.130%, 8/01/14†

$85	Total Short-Term Investments (cost $85,000)			85,000

	Total Investments (cost $1,386,889,011) - 153.1%			1,434,418,294

	Other Assets Less Liabilities - 2.9%			27,255,110

	Preferred Shares, at Liquidation Value - (56.0)%			(525,000,000)

	Net Assets Applicable to Common Shares - 100%			$ 936,673,404

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest.
Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $1,385,916,622.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 66,534,748
	Depreciation	(18,033,076)

	Net unrealized appreciation of investments	$ 48,501,672

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.